Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Service | Western Asset California Tax Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Western Asset California Tax Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Service Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a money market fund that, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and California personal income tax. These municipal securities include debt obligations issued by California and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in California municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the federal alternative minimum tax and/or California state personal income tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

		As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration risk. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks and other financial services companies, and thus will be more susceptible to negative events affecting the worldwide financial services sector.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

You should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise.

Recent market events risk. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and lack of liquidity since the global financial crisis began in 2008.

Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.

Credit risk. An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the implementation of the new requirements recently adopted for money market funds may have a negative effect on the fund’s yield.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax or California state personal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Concentration risk. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks and other financial services companies, and thus will be more susceptible to negative events affecting the worldwide financial services sector.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Risks associated with focusing on investments in California municipal securities. The fund focuses its investments on California municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting California municipal issuers. The recent economic downturn has had a severe and negative impact on the State of California, causing a significant deterioration in California’s economic base. California’s economic and fiscal problems heighten the risks of investing in California municipal securities, including the risks of downgrades, market illiquidity and issuer defaults.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Liquidity risk. The fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Money market fund reform risk. New requirements for money market funds will take effect over the course of 2015 and 2016. The new regulations will impact funds differently depending upon the types of investors that will be permitted to invest in a fund, and the types of securities in which a fund may invest. “Retail” money market funds will generally limit their beneficial owners to natural persons. All other money market funds will be considered to be “institutional” money market funds.

“Prime” money market funds will be permitted to invest primarily in corporate or other non-governmental securities, “U.S. government” money market funds will be required to invest a very high percentage of their assets in U.S. government securities and “municipal” money market funds will be required to invest significantly in municipal securities. Under the new requirements, institutional prime money market funds and institutional municipal money market funds will be required to sell and redeem shares at prices based on their market value (a floating net asset value). Retail money market funds and institutional U.S. government money market funds will not be subject to the floating net asset value requirement. The new rules will also permit or require both retail and institutional money market funds to impose liquidity fees and suspend redemptions temporarily in certain circumstances. As a result, money market funds will be required to implement changes that will impact and may adversely affect the funds and their investors.

Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

		The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

		You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

		The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926 or 1-203-703-6002
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (09/30/2007): 0.76 Worst Quarter (03/31/2013): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2014, was 0.01
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart shows changes in the fund’s performance from year to year for Class N shares, a class of the fund that is invested in the same portfolio of securities as Service Shares. The table shows the average annual total returns of Class N shares. No performance information is presented for Service Shares because there were no Service Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2013)
Service | Western Asset California Tax Free Money Market Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	329
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,322
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	329
5 years	rr_ExpenseExampleNoRedemptionYear05	586
10 years	rr_ExpenseExampleNoRedemptionYear10	1,322
Service | Western Asset California Tax Free Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	0.57%
2005	rr_AnnualReturn2005	1.71%
2006	rr_AnnualReturn2006	2.71%
2007	rr_AnnualReturn2007	2.95%
2008	rr_AnnualReturn2008	1.45%
2009	rr_AnnualReturn2009	0.07%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	0.02%
10 years	rr_AverageAnnualReturnYear10	0.94%

[1]	"Other expenses" for Service Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00% for Service Shares. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.